Annual Total Returns[BarChart] - Federated Hermes Equity Income Fund Inc - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.46%	11.25%	31.60%	7.94%	(5.43%)	9.49%	16.06%	(11.69%)	21.27%	6.42%